Fair Value Measurement (Table)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Fair value as of December 31, 2024

Mutual funds	$92,026,798	$—	$—	$92,026,798
Company Stock	5,891,240	—	—	5,891,240
Investments at net asset value (a)				219,496,471
Total investments	$97,918,038	$—	$—	$317,414,509
(a)
In accordance with Subtopic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2023:

	Fair Value Measurements as of December 31, 2023
	(Level 1)	(Level 2)	(Level 3)	Fair value as of December 31, 2023

Mutual funds	$128,801,659	$—	$—	$128,801,659
Company Stock	11,198,957	—	—	11,198,957
Investments at net asset value (a)				148,819,659
Total investments	$140,000,616	$—	$—	$288,820,275
(a)
In accordance with Subtopic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using net asset value per share as of December 31, 2024:

	Fair Value Estimated Using Net Asset Value
	Per Share as of December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Pooled Separate accounts (a)	$129,371,994	—	Daily	Online or telephone notice	1 day
Managed Income Portfolio II (b)	$34,396,638	—	Daily	Online or telephone notice	1 day
Victory Integrity Small/Mid-Cap Value Collective Fund (c)	$12,562,710	—	Daily	Online or telephone notice	1 day
Western Asset Core Bond R3 (d)	$11,641,617	—	Daily	Online or telephone notice	1 day
MFS International Equity Fund Class 3A (e)	$10,372,583	—	Daily	Online or telephone notice	1 day
Conestoga Small/Mid-Cap Growth CIF Class A (f)	$21,150,929	—	Daily	Online or telephone notice	1 day

(a)
The objective of the Pooled Separate Accounts is to seek high total return until the target retirement date. Additionally, the accounts seek high current income and capital appreciation.
(b)
The objective of the Managed Income Portfolio II is to preserve the principal investment while earning a level of interest income that is consistent with principal preservation.
(c)
The objective of the Victory Integrity Small/Mid-Cap Value Collective Fund is to provide high total return through capital appreciation.

(d)
The objective of the Western Asset Core Bond R3 is to maximize total return and add value through duration and curve positioning, sector allocation, and security selection, while approximating the risk of the Bloomberg US Aggregate USD Unhedged Index.
(e)
The objective of the MFS International Equity Fund Class 3A is to outperform the MSCI EAFE Index over full market cycles.
(f)
The objective of the Conestoga Small/Mid-Cap Growth CIF Class A is to generate long-term investment returns.

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using net asset value per share as of December 31, 2023:

	Fair Value Estimated Using Net Asset Value
	Per Share as of December 31, 2023
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Pooled Separate accounts (a)	$113,292,226	—	Daily	Written or telephone notice	1 day
Managed Income Portfolio II (b)	$35,527,433	—	Daily	Written or telephone notice	1 day

(a)
The objective of the Pooled Separate Accounts is to seek high total return until the target retirement date. Additionally, the accounts seek high current income and capital appreciation.
(b)
The objective of the Managed Income Portfolio II is to preserve the principal investment while earning a level of interest income that is consistent with principal preservation.